Stock-based Compensation - M Share Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share value (in dollars per share)	$ 32.9	$ 34.23	$ 26.02
Risk-free interest rate	1.00%
Dividend yield	0.00%
Expected volatility	25.00%
Expected term	2 years 7 months 18 days
Class M
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.50%	0.90%
Risk-free interest rate, maximum	1.80%	1.10%
Risk-free interest rate			0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	30.00%	25.90%	17.50%
Expected term	3 years	2 years 5 months	2 years 4 months 20 days